Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%(1)
Security	Shares	Value
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	24,133	$ 5,567,000
		$ 5,567,000
Auto Components — 0.6%
Aptiv PLC(2)	36,596	$ 3,408,185
		$ 3,408,185
Automobiles — 0.5%
Tesla, Inc.(2)	24,812	$ 3,056,342
		$ 3,056,342
Banks — 6.2%
Bank of America Corp.	288,706	$ 9,561,943
JPMorgan Chase & Co.	74,512	9,992,059
M&T Bank Corp.	43,225	6,270,218
Wells Fargo & Co.	274,893	11,350,332
		$ 37,174,552
Beverages — 2.8%
PepsiCo, Inc.	94,093	$ 16,998,841
		$ 16,998,841
Biotechnology — 2.0%
AbbVie, Inc.	75,550	$ 12,209,636
		$ 12,209,636
Capital Markets — 2.8%
Charles Schwab Corp. (The)	109,706	$ 9,134,122
Goldman Sachs Group, Inc. (The)	22,932	7,874,390
		$ 17,008,512
Chemicals — 2.1%
FMC Corp.	38,849	$ 4,848,355
Linde PLC	24,585	8,019,135
		$ 12,867,490
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	52,476	$ 8,232,435
		$ 8,232,435
Security	Shares	Value
Communications Equipment — 1.0%
Cisco Systems, Inc.	127,309	$ 6,065,001
		$ 6,065,001
Containers & Packaging — 0.6%
Packaging Corp. of America	27,600	$ 3,530,316
		$ 3,530,316
Electric Utilities — 2.1%
Constellation Energy Corp.	70,947	$ 6,116,341
NextEra Energy, Inc.	76,365	6,384,114
		$ 12,500,455
Electrical Equipment — 3.3%
AMETEK, Inc.	70,120	$ 9,797,166
Eaton Corp. PLC	64,690	10,153,096
		$ 19,950,262
Energy Equipment & Services — 0.8%
Halliburton Co.	119,260	$ 4,692,881
		$ 4,692,881
Entertainment — 1.2%
Netflix, Inc.(2)	23,529	$ 6,938,232
		$ 6,938,232
Equity Real Estate Investment Trusts (REITs) — 1.9%
EastGroup Properties, Inc.	44,583	$ 6,600,959
Mid-America Apartment Communities, Inc.	31,457	4,938,434
		$ 11,539,393
Food Products — 3.1%
Hershey Co. (The)	39,445	$ 9,134,278
Mondelez International, Inc., Class A	142,175	9,475,964
		$ 18,610,242
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	135,164	$ 6,254,038
Zimmer Biomet Holdings, Inc.	58,830	7,500,825
		$ 13,754,863
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	29,499	$ 15,639,780
		$ 15,639,780

Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.	39,019	$ 4,930,441
Starbucks Corp.	83,124	8,245,901
		$ 13,176,342
Household Products — 2.3%
Procter & Gamble Co. (The)	92,172	$ 13,969,588
		$ 13,969,588
Insurance — 2.7%
American International Group, Inc.	139,144	$ 8,799,467
Arch Capital Group, Ltd.(2)	62,520	3,925,006
Reinsurance Group of America, Inc.	23,493	3,338,120
		$ 16,062,593
Interactive Media & Services — 5.2%
Alphabet, Inc., Class C(2)	259,941	$ 23,064,565
Meta Platforms, Inc., Class A(2)	70,380	8,469,529
		$ 31,534,094
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	207,628	$ 17,440,752
		$ 17,440,752
IT Services — 5.8%
Accenture PLC, Class A	41,755	$ 11,141,904
Automatic Data Processing, Inc.	29,844	7,128,538
Mastercard, Inc., Class A	48,049	16,708,079
		$ 34,978,521
Life Sciences Tools & Services — 2.8%
Danaher Corp.	37,361	$ 9,916,357
Thermo Fisher Scientific, Inc.	12,774	7,034,514
		$ 16,950,871
Machinery — 1.7%
Caterpillar, Inc.	26,091	$ 6,250,360
Westinghouse Air Brake Technologies Corp.	39,437	3,936,207
		$ 10,186,567
Multiline Retail — 0.8%
Dollar Tree, Inc.(2)	32,675	$ 4,621,552
		$ 4,621,552
Security	Shares	Value
Multi-Utilities — 0.3%
CMS Energy Corp.	26,739	$ 1,693,381
		$ 1,693,381
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	68,261	$ 12,252,167
ConocoPhillips	57,291	6,760,338
EOG Resources, Inc.	43,298	5,607,957
Pioneer Natural Resources Co.	15,943	3,641,222
		$ 28,261,684
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	130,260	$ 9,372,207
Eli Lilly & Co.	36,079	13,199,141
Novo Nordisk A/S ADR	59,135	8,003,331
Sanofi	33,076	3,189,404
Zoetis, Inc.	33,398	4,894,477
		$ 38,658,560
Road & Rail — 1.6%
CSX Corp.	148,698	$ 4,606,664
Uber Technologies, Inc.(2)	198,381	4,905,962
		$ 9,512,626
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	37,832	$ 6,205,583
Micron Technology, Inc.	84,923	4,244,451
NVIDIA Corp.	28,911	4,225,054
Texas Instruments, Inc.	37,530	6,200,707
		$ 20,875,795
Software — 9.0%
Intuit, Inc.	13,597	$ 5,292,224
Microsoft Corp.	182,306	43,720,625
Salesforce, Inc.(2)	40,039	5,308,771
		$ 54,321,620
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	303,043	$ 39,374,377
		$ 39,374,377
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings, Ltd.(2)	61,600	$ 3,530,912
NIKE, Inc., Class B	48,331	5,655,210
		$ 9,186,122

Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(2)	54,561	$ 7,638,540
		$ 7,638,540
Total Common Stocks (identified cost $405,488,865)		$598,188,003

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(3)	6,220,743	$ 6,220,743
Total Short-Term Investments (identified cost $6,220,743)		$ 6,220,743
Total Investments — 100.5% (identified cost $411,709,608)		$604,408,746
Total Written Covered Call Options — (0.4)% (premiums received $4,273,371)		$ (2,544,780)
Other Assets, Less Liabilities — (0.1)%		$ (306,639)
Net Assets — 100.0%		$601,557,327
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2022 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Written Covered Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	375	$ 6,060,375	$167	1/27/23	$ (50,062)
Accenture PLC, Class A	205	5,470,220	280	1/27/23	(66,625)
Alphabet, Inc., Class C	1,295	11,490,535	95	1/27/23	(139,212)
Amazon.com, Inc.	1,035	8,694,000	95	1/20/23	(47,092)
American International Group, Inc.	695	4,395,180	65	1/13/23	(41,700)
AMETEK, Inc.	350	4,890,200	150	1/20/23	(6,125)
Analog Devices, Inc.	185	3,034,555	180	1/13/23	(5,550)
Apple, Inc.	1,515	19,684,395	155	1/13/23	(5,303)
Aptiv PLC	180	1,676,340	105	1/20/23	(17,550)
Automatic Data Processing, Inc.	145	3,463,470	260	1/20/23	(10,513)
Bank of America Corp.	1,440	4,769,280	34	1/27/23	(112,320)
Boston Scientific Corp.	675	3,123,225	49	1/20/23	(13,500)
Bristol-Myers Squibb Co.	650	4,676,750	75	1/27/23	(30,225)
Capri Holdings, Ltd.	305	1,748,260	63	1/20/23	(17,538)
Caterpillar, Inc.	130	3,114,280	245	1/13/23	(39,455)
Charles Schwab Corp. (The)	545	4,537,670	83	1/20/23	(166,225)
Chevron Corp.	340	6,102,660	187	1/6/23	(10,710)
Cisco Systems, Inc.	635	3,025,140	49	2/3/23	(45,720)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ConocoPhillips	285	$ 3,363,000	$128	1/6/23	$ (3,420)
Constellation Energy Corp.	350	3,017,350	95	1/20/23	(14,875)
CSX Corp.	740	2,292,520	35	1/20/23	(1,850)
Danaher Corp.	185	4,910,270	280	1/20/23	(39,775)
Dollar Tree, Inc.	160	2,263,040	150	1/27/23	(24,000)
Eaton Corp. PLC	320	5,022,400	175	1/20/23	(6,400)
Eli Lilly & Co.	180	6,585,120	390	1/13/23	(10,350)
EOG Resources, Inc.	215	2,784,680	144	1/6/23	(1,075)
FMC Corp.	190	2,371,200	130	1/20/23	(19,950)
Goldman Sachs Group, Inc. (The)	110	3,777,180	360	1/27/23	(55,275)
Halliburton Co.	595	2,341,325	43	2/3/23	(60,392)
Hershey Co. (The)	195	4,515,615	250	1/13/23	(6,825)
Hilton Worldwide Holdings, Inc.	195	2,464,020	145	1/20/23	(3,413)
Huntington Ingalls Industries, Inc.	120	2,768,160	250	1/20/23	(5,700)
Intuit, Inc.	65	2,529,930	435	1/13/23	(7,313)
JPMorgan Chase & Co.	370	4,961,700	137	1/6/23	(14,985)
Linde PLC	125	4,077,250	360	1/20/23	(5,938)
M&T Bank Corp.	215	3,118,790	155	1/20/23	(27,950)
Mastercard, Inc., Class A	240	8,345,520	375	1/6/23	(1,560)
Meta Platforms, Inc., Class A	285	3,429,690	122	1/6/23	(56,572)
Micron Technology, Inc.	420	2,099,160	54	1/27/23	(38,220)
Microsoft Corp.	910	21,823,620	255	2/3/23	(420,875)
Mid-America Apartment Communities, Inc.	155	2,433,345	170	1/20/23	(6,200)
Mondelez International, Inc., Class A	710	4,732,150	68	1/20/23	(40,825)
Netflix, Inc.	115	3,391,120	330	1/20/23	(92,000)
NextEra Energy, Inc.	380	3,176,800	90	1/20/23	(9,500)
Novo Nordisk A/S ADR	295	3,992,530	145	2/17/23	(58,262)
NVIDIA Corp.	140	2,045,960	167	1/27/23	(28,560)
Packaging Corp. of America	135	1,726,785	140	1/20/23	(4,725)
PepsiCo, Inc.	470	8,491,020	190	1/27/23	(35,955)
Pioneer Natural Resources Co.	75	1,712,925	245	1/27/23	(23,438)
Procter & Gamble Co. (The)	460	6,971,760	158	1/13/23	(15,180)
Salesforce, Inc.	200	2,651,800	142	1/13/23	(19,400)
Starbucks Corp.	415	4,116,800	103	1/20/23	(44,197)
Tesla, Inc.	120	1,478,160	175	1/20/23	(6,240)
Texas Instruments, Inc.	185	3,056,570	170	2/3/23	(87,412)
Thermo Fisher Scientific, Inc.	60	3,304,140	570	1/27/23	(61,200)
T-Mobile US, Inc.	270	3,780,000	147	1/27/23	(38,070)
Uber Technologies, Inc.	990	2,448,270	27	1/27/23	(56,430)
UnitedHealth Group, Inc.	145	7,687,610	550	1/27/23	(85,550)
Waste Management, Inc.	260	4,078,880	165	1/27/23	(24,700)
Wells Fargo & Co.	1,370	5,656,730	46	1/13/23	(7,535)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Westinghouse Air Brake Technologies Corp.	195	$ 1,946,295	$110	1/20/23	$ (2,925)
Zimmer Biomet Holdings, Inc.	290	3,697,500	125	1/20/23	(134,850)
Zoetis, Inc.	165	2,418,075	160	1/20/23	(9,488)
Total					$(2,544,780)
Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,220,743, which represents 1.0% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,642,607	$45,933,559	$(42,355,423)	$ —	$ —	$6,220,743	$37,507	6,220,743
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 46,110,866	$ —	$ —	$ 46,110,866

Eaton Vance
Enhanced Equity Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 50,889,295	$ —	$ —	$ 50,889,295
Consumer Staples	49,578,671	—	—	49,578,671
Energy	32,954,565	—	—	32,954,565
Financials	70,245,657	—	—	70,245,657
Health Care	94,024,306	3,189,404	—	97,213,710
Industrials	53,448,890	—	—	53,448,890
Information Technology	155,615,314	—	—	155,615,314
Materials	16,397,806	—	—	16,397,806
Real Estate	11,539,393	—	—	11,539,393
Utilities	14,193,836	—	—	14,193,836
Total Common Stocks	$594,998,599	$3,189,404*	$ —	$598,188,003
Short-Term Investments	$ 6,220,743	$ —	$ —	$ 6,220,743
Total Investments	$601,219,342	$3,189,404	$ —	$604,408,746
Liability Description
Written Covered Call Options	$ (2,544,780)	$ —	$ —	$ (2,544,780)
Total	$ (2,544,780)	$ —	$ —	$ (2,544,780)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.